(15) Related-party Transactions	3 Months Ended
Dec. 31, 2013
Notes
(15) Related-party Transactions

(15)         RELATED-PARTY TRANSACTIONS

The Company entered into certain transactions with related parties during the three months ended December 31, 2013. These transactions consist mainly of financing transactions and service arrangements. Transactions with related parties are reviewed and approved by the independent and disinterested members of the Board of Directors.

Loan Agreement

On February 1, 2013, the Company entered into a loan agreement with Sapinda Asia (the “Loan”).  Under this arrangement, the Company may borrow up to $1,200,000 at an interest rate of three percent per annum for unused funds and 10 percent per annum for borrowed funds. On October 24, 2013 the Company drew down the full $1,200,000 for use in a performance bond as required under a contract with an international customer. As of December 31, 2013, the Company owed $1,200,000 of principal and $49,316 of accrued interest on the Loan.  The Loan matures on June 30, 2014.

Related-Party Promissory Note

On November 19, 2013, the Company borrowed $1,500,000 from Sapinda Asia, a significant shareholder.  The unsecured note bears interest at a rate of 8 percent per annum and matures on November 18, 2014. As of December 31, 2013, the Company owed $1,500,000 of principal and $14,137 of accrued interest on the promissory note.

Related-Party Service Agreement

During the fiscal year ended September 30, 2013, the Company entered into an agreement with Paranet Solutions, LLC to provide the following primary services:  (1) procurement of hardware and software necessary to ensure that vital databases are available in the event of a disaster (backup and disaster recovery system); and (2) providing the security of all data and the integrity of such data against all loss of data, misappropriation of data by Paranet, its employees and affiliates.  David S. Boone, a director and member of the Company’s Executive Committee, is the Chief Executive Officer of Paranet.

Facility Agreement

On January 3, 2014, the Company entered into a loan agreement (“Facility Agreement”) with Tetra House Pte. Ltd. (“Tetra House”) to provide unsecured debt financing to the Company for acquisitions and for other corporate purposes, including working capital.  Tetra House is a private company incorporated under the laws of the Republic of Singapore and is controlled by Mr. Guy Dubois who is a director and member of the Company’s Executive Committee, and currently serves as the Chairman of the Company’s Board of Directors. Under this agreement, the Company may borrow up to $25,000,000, through May 31, 2014. Borrowed amounts under the Facility Agreement bear interest at a rate of 8 percent per annum and interest is payable in arrears semi-annually.  All outstanding principal under the Facility Agreement, together with accrued and unpaid interest, is due and payable on January 3, 2016. The Company may prepay (in minimum amounts of $1,000,000) borrowed amounts without penalty.  In consideration of the Facility Agreement, the Company agreed to pay Tetra House an arrangement fee equal to 3 percent of the aggregate maximum amount under the Facility Agreement ($750,000). The arrangement fee is payable as follows: (i) one percent (1%) due within five business days of signing the Facility Agreement, and (ii) the remaining two percent (2%) being withheld from the first draw down of funds under the Facility Agreement.  The Company may draw down funds in increments of not less than $2,000,000 and in integral multiples of $1,000,000 by submitting a Utilization Request to Tetra House.  Tetra House has 10 business days in which to fund the Utilization Request upon receipt of such request.  The Facility Agreement was reviewed and approved by disinterested and independent members of the Board of Directors, David S. Boone, Winfried Kunz, Dan L. Mabey and George F. Schmitt.  Since January 3, 2014, the Company borrowed $10,000,000 under the Facility Agreement.  On January 14, 2014 the Company was informed that Tetra House had assigned all of its rights and interests in the Facility Agreement to Conrent Invest, S.A., through its compartment “Safety II”, a securitization company established under the Luxembourg Law of 22 March 2004 on securitization.  Another compartment of Conrent Invest, S.A., “Safety” is a shareholder of the Company. The Company has sought additional information regarding the relationship between these compartments and how they are controlled by Conrent Invest, S.A.

Additional Related-Party Transactions and Summary of All Related-Party Obligations

	December 31,	September 30,
	2013	2013

Loan from a significant shareholder with an interest rate of 10% per annum. Principal and interest due at maturity on June 30, 2014.	$ 1,200,000	$ -

Promissory note with a significant shareholder with an interest rate of 8% per annum. Principal and interest due at maturity on November 19, 2014.	1,500,000	-

Convertible debenture of $16,700,000 from a significant shareholder with an interest rate of 8% per annum. On September 30, 2013, $16,640,000 plus accrued interest of $936,627 was converted into 3,905,917 shares of common stock and in October 2013, the Company paid $60,000 in cash to pay off the debenture.	-	60,000

Total related-party debt obligations	2,700,000	60,000
Less current portion	(2,700,000)	(60,000)
Long-term debt, net of current portion	$ -	$ -